TAXES PAYABLE	12 Months Ended
Dec. 31, 2025
TAXES PAYABLE
TAXES PAYABLE

NOTE 18 — TAXES PAYABLE

	2025	2024
Payroll charges	102,923	115,717
ICMS (state VAT)	89,997	66,916
COFINS (tax on revenue)	10,039	22,905
IPI (federal VAT)	20,583	15,826
IVA (value-added tax) and others	176,751	190,056
	400,293	411,420